Taxation (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of (Loss) Income Before Income Tax Benefits
(Loss) income before income tax benefits (expenses) for the years ended December 31, 2018, 2019 and 2020 were taxed within the following jurisdictions:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
PRC entitie s	169,320	796,062	994,163
Non-PRC entities (i)	(2,271,281)	(229,036)	38,365

Total	(2,101,961)	567,026	1,032,528

(i)	The loss before tax incurred by non-PRC entities for the year ended December 31, 2018 was mainly due to the fair value loss on derivative liabilities amounting to RMB2,285,223.
The loss before tax incurred by
non-PRC
entities for the year ended December 31, 2019 was mainly that oversea business is still in the initial stage of development
.
The income before tax incurred by
non-PRC
entities for the year ended December 31, 2020 was partially offset by loss from oversea business.
The current and deferred portion of income tax benefits (expenses) included in the consolidated statements of comprehensive (loss) income for the years ended December 31, 2018, 2019 and 2020 are as follows:

Schedule of Current and Deferred Portions of Income Tax Benefits Included in Consolidated Statements of Comprehensive Loss

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Income tax benefits (expenses) applicable to China operations
Current income tax expense s	—	(110,408)	(142,710)
Deferred income tax benefits (expenses)	50,943	14,871	(18,818)

Subtotal income tax benefits (expenses) applicable to China operations	50,943	(95,537)	(161,528)

Income tax expenses applicable to Non-PRC operations
Current income tax expenses	—	(541)	(15,466)
Deferred income tax benefits	—	—	210
Subtotal income tax benefits (expenses) applicable to Non-PRC operations	—	(541)	(15,256)

Total income tax benefits (expenses)	50,943	(96,078)	(176,784)

Schedule of Reconciliation of Total Tax Benefits Computed by Applying the Respective Statutory Income Tax Rate to Pre-Tax Income
The reconciliation of total tax benefits (expenses) computed by applying the respective statutory income tax rate to pre-tax
income is as follows:

	For the year ended December 31,
	2018	2019	2020
PRC Statutory income tax rate	(25.0)%	(25.0)%	(25.0)%
Effect of tax holiday and preferential tax benefit	(2.2)%	18.9%	12.3%
Effect of different tax rates available to different jurisdictions (i)	26.0%	3.3%	1.6%
Permanent differences (ii)	1.5%	(6.7)%	(6.1)%
Change in valuation allowance	(1.7)%	(15.8)%	(4.8)%
Effect of Super Deduction available to the Group	(1.0)%	8.3%	4.9%

Effective income tax rate	(2.4)%	(17.0)%	(17.1)%

Effect of tax holidays inside the PRC on basic earnings per share/ADS (RMB)	0.24	0.42	0.56

(i)
For the year ended December 31, 2018, effect of different tax rates available to different jurisdictions is mainly driven by the fair value loss of derivatives liabilities recognized in relation to the conversion features of the
Pre-IPO
Preferred Shares (Note 20) in HUYA which is subject to an income tax rate of 0% under the tax laws of Cayman Islands.

For the years ended December 31, 2019 and 2020
, effect of different tax rates available to different jurisdictions is mainly driven by the interest income derived from short term deposit which is subject to an income tax rate of 0% under the tax laws of Cayman Islands, partially offset by the losses arising from overseas business which is subject to an income tax rate of 17%
under the tax laws of Singapore.

(ii)	Permanent differences mainly arise from expenses not deductible for tax purposes including primarily share-based compensation costs and expenses incurred by subsidiaries and VIEs.

Schedule of Tax Effects of Temporary Differences that Give Rise to Deferred Tax Asset Balances	The tax effects of temporary differences that give rise to the deferred tax asset balances as of December 31, 2019 and 2020 are as follows:

	December 31,
	2019	2020
	RMB	RMB
Deferred tax assets
Tax loss carried forward	97,795	142,408
Deferred revenu e	62,410	2,898
Unrealized profit arising from elimination of inter-company transactions	—	45,354
Others	246	1,084

	160,451	191,744

Less: Valuation allowance (i)	(94,637)	(143,431)

Total deferred tax assets	65,814	48,313

Deferred tax liabilities
Equity investee	19,998	—

Total deferred tax liabilities	19,998	—

Net deferred tax assets	45,816	48,313

Deferred tax liabilities
Equity investee	—	13,350
Total deferred tax liabilitie s	—	13,350

(i)
Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including future taxable income exclusive of reversing temporary differences and tax loss carry forwards. Valuation allowance as of December 31, 2019 and 2020 were provided for net operating loss carry forward, which was mainly incurred by the overseas subsidiaries, because such deferred tax assets are not more likely than not to be realized based on the Group’s estimate of its future taxable income. If events occur in the future that allow the Group to realize more of its deferred income tax than the presently recorded amounts, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur
.

Schedule of Valuation Allowance For Deferred Tax Assets
Movement of valuation allowance

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Balance at beginning of the year	57,756	21,899	94,637
Addition s	21,662	89,002	61,069
Reversals/write-off	(57,519)	(16,264)	(12,275)

Balance at end of the year	21,899	94,637	143,431

T
ax loss carry forwards